13. Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

The Company has adopted the provisions of ASC 718 - Compensation which requires companies to measure the cost of employee services received in exchange for equity instruments based on the grant date fair value of those awards and to recognize the compensation expense over the requisite service period during which the awards are expected to vest.

On December 29, 2008, the Company adopted the Pacific Entertainment Corporation 2008 Stock Option Plan (the “2008 Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The 2008 Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s common stock initially reserved for issuance under the 2008 Plan was 110,000. On September 2, 2011, the shareholders holding a majority of the Company’s outstanding common stock adopted an amendment to the 2008 Plan to increase the number of shares of common stock issuable under the plan to 500,000.

The following schedule summarizes the changes in the 2008 Plan during the nine months ended September 30, 2015:

	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share
Balance at December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09
Options Granted	–
Options Exercised	–
Options Cancelled	(350)
Balance at September 30, 2015	–	–	–	$–	$–

Exercisable December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09
Exercisable September 30, 2015	–	$ –	–	$–	$–

The Company did not recognize any stock based compensation expense during the nine months ended September 30, 2015 or 2014.

The Company has adopted the provisions of ASC 718 - Compensation which requires companies to measure the cost of employee services received in exchange for equity instruments based on the grant date fair value of those awards and to recognize the compensation expense over the requisite service period during which the awards are expected to vest.

On December 29, 2008, the Company adopted the Pacific Entertainment Corporation 2008 Stock Option Plan (the “Plan”), which provides for the issuance of qualified and non-qualified stock options to officers, directors, employees and other qualified persons. The Plan is administered by the Board of Directors of the Company or a committee appointed by the Board of Directors. The number of shares of the Company’s common stock initially reserved for issuance under the Plan was 110,000. On September 2, 2011, the shareholders holding a majority of the Company’s outstanding common stock adopted an amendment to the Company’s 2008 Stock Option Plan to increase the number of shares of common stock issuable under the plan to 500,000.

The following schedule summarizes the changes in the Company’s stock option plan during the twelve months ended December 31, 2014:

	Options Outstanding	Exercise	Weighted Average Remaining	Aggregate	Weighted Average Exercise
	Number of	Price	Contractual	Intrinsic	Price
	Shares	per Share	Life	Value	per Share

Balance at December 31, 2013	37,150	$6.00 - 55.00	3.55 years	$–	$32.00
Options Granted	–
Options Exercised	–
Options Expired	36,800
Balance at December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09

Exercisable December 31, 2013	37,150	$6.00 - 55.00	3.41 years	$–	$32.00
Exercisable December 31, 2014	350	$6.00 - 33.60	2.29 years	$–	$15.09

During the years ended December 31, 2014, the Company did not recognize any stock based compensation expense. During the year ended December 31, 2013, the Company recognized stock based compensation expense of $316,685.